PATRICIA C. FOSTER, ESQ. PLLC

190 Office Park Way

Pittsford, New York 14534

Via EDGAR

February 27, 2009

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

Re:

Our Street Funds, Inc./Virginia Equity Fund

Ladies and Gentlemen:

On behalf of Our Street Funds, Inc., a corporation organized under the laws of the State of Maryland (“Registrant”), we are transmitting herewith Registrant’s Notification of Registration on Form N-8A, pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (“1940 Act”), together with the following documents comprising Registrant’s initial Registration Statement on Form N-1A, pursuant to Section 8(b) of the 1940 Act:  Form N-1A Facing Sheet, Part A (Prospectus), Part B (Statement of Additional Information), Part C (Other Information), Exhibit Index,  related Exhibits and a Signature Page bearing conformed signatures of Registrant’s officers and directors.

The Form N-1A Facing Sheet includes a delaying amendment in accordance with Rule 473 of Regulation C under the Securities Act of 1933, as amended.

Please contact me directly at 585-387-9000 if any questions arise in connection with the Amendment.

Very truly yours,

Patricia C. Foster, Esq. PLLC

/S/  Patricia C. Foster

By: Patricia C. Foster